Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	First Investors Equity Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $100,000 in certain classes of shares of First Investors Funds.  More information about these and other discounts is available from your financial representative and in “Are sales charge discounts and waivers available” on page 110 of the Fund’s prospectus and in “Additional Information About Sales Charge Discounts and Waivers” on page II-52 of the Fund’s statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 38% of the average value of its whole portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	38.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $100,000 in certain classes of shares of First Investors Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods and reflects conversion of Class B to Class A after eight years.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests, under normal market conditions, primarily in dividend-paying stocks of companies that the Fund believes are undervalued in the market relative to their long term potential.  Under normal circumstances, the Fund will invest at least 80% of its net assets (including any borrowings for investment purposes) in equities.  For purposes of this 80% test, equities may include common stock, preferred stock, equity-based ETFs and other instruments that are convertible into common stock, or other instruments that represent an equity position in an issuer.  The Fund will provide shareholders with at least 60 days notice before changing this 80% policy.  The Fund normally will diversify its assets among dividend-paying stocks of large-, mid- and small-size companies.  The Fund may also invest in stocks of companies of any size that do not pay dividends, but have the potential of paying dividends in the future if they appear to be undervalued.

The Fund generally uses a “bottom-up” approach in attempting to identify stocks that are undervalued.  This means that the Fund generally identifies potential investments through fundamental research and analysis which includes, among other things, analyzing a company’s balance sheet, cash flow statements and competition within a company’s industry.  The Fund also assesses a company’s corporate strategy and whether the company is operating in the interests of shareholders, as well as, analyzing economic trends, interest rates, and industry diversification.

The Fund may sell a security if it becomes fully valued, its fundamentals have deteriorated or alternative investment opportunities become more attractive.

Risk [Heading]	rr_RiskHeading	Principal Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
You can lose money by investing in the Fund.  The Fund is intended for investors who:

■ Are seeking total return,

■ Are willing to accept a moderate degree of investment risk, and

■ Have a long-term investment horizon and are able to ride out market cycles.

Here are the principal risks of investing in the Fund:

Market Risk.  Stock prices may decline over short or even extended periods not only because of company-specific developments, but also due to an economic downturn, adverse political or regulatory developments, a change in interest rates or a change in investor sentiment.  While dividend-paying stocks are generally considered less volatile than other stocks, there can be no guarantee that the Fund’s overall portfolio will be less volatile than the general stock market.

Undervalued Securities Risk.  The Fund seeks to invest in stocks that are undervalued and that will rise in value due to anticipated events or changes in investor perceptions.  If these events do not occur or investor perceptions about the securities do not improve, the market price of these securities may not rise as expected or may fall.

Mid-Size and Small-Size Company Risk.  The market risk associated with stocks of mid- and small-size companies is generally greater than that associated with stocks of larger, more established companies because stocks of mid- and small-size companies tend to experience sharper price fluctuations.  At times, it may be difficult for the Fund to sell mid-to-small-size company stocks at reasonable prices.

Dividend Risk.  At times, the Fund may not be able to identify dividend-paying stocks that are attractive investments.  The income received by the Fund will also fluctuate due to the amount of dividends that companies elect to pay.  The Fund may not have sufficient income to pay its shareholders regular dividends.

Security Selection Risk.  Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You can lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance from year to year for Class A shares.  The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare to those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available by visiting www.firstinvestors.com or by calling 1 (800) 423-4026.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1, 5, and 10 years compare to those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1 (800) 423-4026
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.firstinvestors.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Annual Returns For Calendar Years Ended December 31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown, the highest quarterly return was 14.33% (for the quarter ended June 30, 2003) and the lowest quarterly return was -18.65% (for the quarter ended December 31, 2008).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	The highest quarterly return was 14.33% (for the quarter ended June 30, 2003).
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.33%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	The lowest quarterly return was -18.65% (for the quarter ended December 31, 2008).
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.65%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For Periods Ended December 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%	[1]
5 Years	rr_AverageAnnualReturnYear05	1.66%	[1]
10 Years	rr_AverageAnnualReturnYear10	7.10%	[1]
CLASS A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.74%	[2]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.25%	[2]
Total Annual Fund Operating Expenses After Fee Limitation and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.29%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	699
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	960
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,242
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,042
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	699
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	960
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,242
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,042
Annual Return 2003	rr_AnnualReturn2003	25.25%
Annual Return 2004	rr_AnnualReturn2004	15.13%
Annual Return 2005	rr_AnnualReturn2005	5.56%
Annual Return 2006	rr_AnnualReturn2006	19.78%
Annual Return 2007	rr_AnnualReturn2007	(0.99%)
Annual Return 2008	rr_AnnualReturn2008	(29.09%)
Annual Return 2009	rr_AnnualReturn2009	19.61%
Annual Return 2010	rr_AnnualReturn2010	13.43%
Annual Return 2011	rr_AnnualReturn2011	1.04%
Annual Return 2012	rr_AnnualReturn2012	10.45%
1 Year	rr_AverageAnnualReturnYear01	4.09%	[1]
5 Years	rr_AverageAnnualReturnYear05	0.24%	[1]
10 Years	rr_AverageAnnualReturnYear10	6.21%	[1]
CLASS A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.83%	[1]
5 Years	rr_AverageAnnualReturnYear05	(0.01%)	[1]
10 Years	rr_AverageAnnualReturnYear10	5.96%	[1]
CLASS A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.98%	[1]
5 Years	rr_AverageAnnualReturnYear05	0.12%	[1]
10 Years	rr_AverageAnnualReturnYear10	5.38%	[1]
CLASS B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	4.00%
Management Fees	rr_ManagementFeesOverAssets	0.74%	[2]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.39%	[2]
Total Annual Fund Operating Expenses After Fee Limitation and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.13%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	616
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	967
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,344
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,248
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	216
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	667
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,144
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,248
1 Year	rr_AverageAnnualReturnYear01	5.70%	[1]
5 Years	rr_AverageAnnualReturnYear05	0.36%	[1]
10 Years	rr_AverageAnnualReturnYear10	6.14%	[1]
Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.74%	[3]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.24%	[3],[4]
Total Annual Fund Operating Expenses After Fee Limitation and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.98%	[3]
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Expenses are based on estimated expenses expected to be incurred for the fiscal year ending September 30, 2013.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	100
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	312
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	542
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,201
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	100
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	312
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	542
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,201
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	No performance information is presented for Advisor Class and Institutional Class shares because these share classes have not been in existence for a full calendar year.
Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.74%	[3]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.10%	[3],[4]
Total Annual Fund Operating Expenses After Fee Limitation and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.84%	[3]
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Expenses are based on estimated expenses expected to be incurred for the fiscal year ending September 30, 2013.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	86
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	268
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	466
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,037
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	86
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	268
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	466
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,037
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	No performance information is presented for Advisor Class and Institutional Class shares because these share classes have not been in existence for a full calendar year.

[1]	No performance information is presented for Advisor Class and Institutional Class shares because these share classes have not been in existence for a full calendar year.
[2]	The expense information in the table has been restated to reflect a revised allocation of expenses between the Fund's share classes and that, as of April 1, 2013, the Fund will no longer pay annual custodial fees.
[3]	Expenses are based on estimated expenses expected to be incurred for the fiscal year ending September 30, 2013.
[4]	The transfer agent has contractually agreed to limit transfer agency expenses of the Advisor and Institutional Class shares of the Fund until at least April 1, 2014, to the extent that transfer agency expenses exceed 0.20% for Advisor Class shares and 0.05% for Institutional Class shares. The transfer agent can be reimbursed by the Fund within three years after the date the expense limitation has been made, provided that such repayment does not cause the transfer agency expenses of the Fund's Advisor Class and Institutional Class shares to exceed the foregoing limits. The expense limitation may be terminated or amended prior to April 1, 2014 with the approval of the Fund's Board of Trustees.